As filed with the Securities and Exchange Commission on June 9, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2005

Date of reporting period: October 1, 2005- March 31, 2006

Item 1. Report to Stockholders.

The Leuthold Funds

Expense Example - March 31, 2006 (Unaudited)

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (October 1, 2005 - March 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load (the Core Investment Fund charges a 2% redemption fee for redemptions made within five business days after a purchase), you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. To the extent that the Funds invest in shares of other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Leuthold Funds

Expense Example Tables

Leuthold Core Investment Fund - Retail Class
	Beginning	Ending	Expenses Paid
	AccountValue	AccountValue	During Period*
	October 1,2005	March 31,2006	October 1,2005 - March 31,2006
Actual**	$1,000.00	$1,072.80	$6.98

Hypothetical (5% return
before expenses)***	1,000.00	1,018.20	6.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $5.53 and the Fund’s annualized expense ratio would be 1.07%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $5.39 and the Fund’s annualized expense ratio would be 1.07%.

Leuthold Core Investment Fund - Institutional Class
	Beginning	Ending	Expenses Paid
	AccountValue	AccountValue	During Period*
	January 31,2006(1)	March 31,2006	January 31,2006(1) - March 31,2006
Actual**	$1,000.00	$1,008.40	$2.20

Hypothetical (5% return
before expenses)***	1,000.00	1,006.03	2.19

*	Expenses are equal to the Fund’s annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 60/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $1.62 and the Fund’s annualized expense ratio would be 0.98%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $1.62 and the Fund’s annualized expense ratio would be 0.98%.
 (1)  Commencement of operation.

Leuthold Select Industries Fund
	Beginning	Ending	Expenses Paid
	AccountValue	AccountValue	During Period*
	October 1,2005	March 31,2006	October 1,2005 - March 31,2006
Actual	$1,000.00	$1,133.10	$6.97

Hypothetical (5% return
before expenses)	1,000.00	1,018.40	6.59

*	Expenses are equal to the Fund’s annualized expense ratio of 1.31%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

The Leuthold Funds

Grizzly Short Fund
	Beginning	Ending	Expenses Paid
	AccountValue	AccountValue	During Period*
	October 1,2005	March 31,2006	October 1,2005 - March 31,2006
Actual**	$1,000.00	$ 919.00	$13.92

Hypothetical (5% return
before expenses)***	1,000.00	1,010.42	14.59

*	Expenses are equal to the Fund’s annualized expense ratio of 2.91%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
**	Excluding dividends and interest on short positions, your actual cost of investment in the Fund would be $7.42 and the Fund’s annualized expense ratio would be 1.55%.
***	Excluding dividends and interest on short positions, your hypothetical cost of investment in the Fund would be $7.80 and the Fund’s annualized expense ratio would be 1.55%.

The Leuthold Funds

*	Excludes short term investments.

The Leuthold Funds

Leuthold Core Investment Fund

Components of Portfolio Holdings*
Common Stock		$880,223,684
Investment Companies		155,995,229
Physical Industrial Metals		84,348,609
Corporate Bonds		178,296,870
US Treasury Obligations		80,461,545
Short Securities		300,644,675
	Total:	$1,679,970,612(1)

(1) Total excludes $495,222,230 of Securities Lending Collateral.

Leuthold Select Industries Fund

Components of Portfolio Holdings*
Energy		$5,896,196
Financials		8,948,867
Health Care		32,977,018
Industrials		21,148,122
Information Technology		18,598,058
Materials		15,433,693
Investment Companies		5,865,691
	Total:	$108,867,645

Grizzly Short Fund

Components of Portfolio Holdings*
Short Securities:
Consumer Discretionary		$17,778,030

Energy		1,616,025
Financials		23,485,650
Industrials		6,897,270
Information Technology		8,783,445
Materials		6,681,139
Telecommunication Services		3,660,173
Utilities		7,807,613
Investment Companies		2,985,774
	Total	$79,695,119

*  Excludes short term investments.

The Leuthold Funds

Statements of Assets and Liabilities
March 31,2006
(Unaudited)
Leuthold Core	Leuthold Select	Grizzly
Investment Fund	Industries Fund	Short Fund
ASSETS:
Investments,at value (cost $1,717,917,265,
$97,623,416 and $1,780,770,respectively)[1]	$1,954,333,251	$112,982,893	$1,780,770
Cash	1,488,952	5,129	—
Receivable for fund shares sold	54,630,798	3,632,453	211,553
Receivable for investments sold	1,193,378	—	435,972
Deposit for short sales	292,960,066	—	79,114,589
Receivable from broker for proceeds on securities sold short	294,814,843	—	78,593,482
Interest receivable	4,876,229	5,463	31,137
Dividends receivable	1,383,022	148,875	—
Other receivables	415,352	23,939	96,435
Other assets	200,354	11	19,030
Total Assets	2,606,296,245	116,798,763	160,282,968
LIABILITIES:
Collateral on securities loaned	495,222,230	—	—
Securities sold short,at market value
(proceeds $294,814,843,$0 and $78,593,482,respectively)	300,644,675	—	79,695,119
Fair Valuation Discount on Contacts held with Refco (See Note 5)	20,234,857	—	—
Payable for investments purchased	682,686	3,568,126	227,684
Payable for fund shares purchased	3,584,222	214,016	199,271
Payable to Adviser	1,224,779	89,997	75,897
Dividends payable	243,343	—	54,703
Accrued expenses and other liabilities	22,924,305	46,351	42,079
Total Liabilities	844,761,097	3,918,490	80,294,753
NET ASSETS	$1,761,535,148	$112,880,273	$79,988,215
NET ASSETS CONSIST OF:
Capital stock	$1,550,267,031	$97,086,826	$98,981,393
Accumulated net investment gain (loss)	227,800	(1,928)	31,402
Accumulated net realized gain (loss) on investments	689,020	435,898	(17,922,943)
Net unrealized appreciation (depreciation)
on investments and short positions	210,351,297	15,359,477	(1,101,637)
Total Net Assets	$1,761,535,148	$112,880,273	$79,988,215
Retail Class Shares
Net assets	$1,678,877,367	$112,880,273	$79,988,215
Shares outstanding (1,000,000,000 shares
of $.0001 par value authorized)	94,293,377	6,270,148	13,227,821
Net Asset Value,Redemption Price and Offering Price Per Share*	$17.80	$18.00	$6.05
Institutional Class Shares
Net assets	$82,657,781	n/a	n/a
Shares outstanding (1,000,000,000 shares
of $.0001 par value authorized)	4,643,694	n/a	n/a
Net Asset Value,Redemption Price and Offering Price Per Share*	$17.80	n/a	n/a
1	Includes loaned securities with a market value of	$482,306,787	—	—
*	Redemption price may be different from the net asset value if a redemption fee is applied.

See notes to the financial statements.

The Leuthold Funds

Statement of Operations
For the Six Months Ended March 31,2006
(Unaudited)
	Leuthold Core	Leuthold Select	Grizzly
	Investment Fund	Industries Fund	Short Fund
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld
of $91,345,$9,230,and $0,respectively)	$8,237,220	$567,046	$—
Interest income	16,512,880	30,856	2,381,928
Total investment income	24,750,100	597,902	2,381,928
EXPENSES:
Investment advisory fee (Note 3)	6,131,146	362,305	407,255
Administration fee	362,500	17,408	17,074
Transfer agent fees and expenses	107,614	3,757	6,190
Legal fees	21,798	1,360	1,494
Audit fees	47,131	1,457	1,627
Fund accounting fees and expenses	91,371	4,337	5,460
Custody fees	73,132	4,440	4,473
Shareholder servicing fees and expenses - Retail Class	675,334	36,230	32,580
Federal and state registration	75,002	18,331	17,816
Reports to shareholders	83,103	6,005	9,653
Directors’fees and expenses	12,904	487	645
Other	33,610	954	1,136
Total expenses before dividends and interest on short positions	7,714,645	457,071	505,403
Dividends and interest on short positions	1,871,449	—	444,380
Securities Lending credit (See Note 7)	(448,436)	—	—
Reimbursement to Adviser	—	15,762	—
Total expenses	9,137,658	472,833	949,783
NET INVESTMENT INCOME	15,612,442	125,069	1,432,145
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS AND SHORT POSITIONS:
Net realized gain (loss) on:
Investments	47,402,752	688,741	—
Investment companies	1,009,371	(6,222)
Short positions	(30,153,638)	—	(6,647,165)
Net unrealized appreciation (depreciation) during the period on:
Investments	75,332,613	8,332,864
Investment companies	14,596,086	8,916
Short positions	(3,561,524)	—	(1,910,412)
Net realized and unrealized gain (loss)
on investments and short positions	104,625,660	9,024,299	(8,557,577)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$120,238,102	$9,149,368	$(7,125,432)

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Statement of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,2006	September 30,2005
	(Unaudited)
OPERATIONS:
Net investment income	$15,612,442	$4,979,428
Net realized gain on investments and short positions	18,258,485	35,979,042
Net unrealized appreciation on investments and short positions	66,132,318	88,394,244
Net increase in net assets from operations	100,003,245	129,352,714
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income - Retail Class	(15,017,224)	(4,971,989)
From net investment income - Institutional Class	(365,432)	—
From net realized gains - Retail Class	(52,860,520)	(22,205,065)
From net realized gains - Institutional Class	—	—
Total distributions	(68,243,176)	(27,177,054)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	675,843,861	625,650,100
Proceeds from shares sold - Institutional Class	81,665,265	—
Proceeds from shares issued to holders in
reinvestment of dividends - Retail Class	63,897,544	25,864,690
Proceeds from shares issued to holders in
reinvestment of dividends - Institutional Class	332,396	—
Cost of shares redeemed - Retail Class *	(204,893,800)	(152,198,762)
Cost of shares redeemed - Institutional Class *	(17,238)	—
Net increase in net assets from capital share transactions	616,828,028	499,316,028
TOTAL INCREASE IN NET ASSETS:	648,588,097	601,491,688
NET ASSETS
Beginning of period	1,112,947,051	511,455,363
End of period (including accumulated net investment
income (loss) of $227,800 and $(1,986),respectively)	$1,761,535,148	$1,112,947,051
CHANGES IN SHARES OUTSTANDING:
Shares sold -Retail Class	38,664,975	38,393,557
Shares sold - Institutional Class	4,625,915	—
Shares issued to holders in reinvestment
of dividends - Retail Class	4,625,915	1,634,749
Shares issued to holders in reinvestment
of dividends -Institutional Class	18,748	—
Shares redeemed - Retail Class	(11,735,769)	(9,441,172)
Shares redeemed - Institutional Class	(969)	—
Net increase	36,198,815	30,587,134

* Net of redemption fees of (Retail Class):	$9,180	$596
* Net of redemption fees of (Institutional Class):	$1	$—

See notes to the financial statements.

The Leuthold Funds
Leuthold Select Industries Fund
Statement of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,2006	September 30,2005
	(Unaudited)
OPERATIONS:
Net investment gain/loss	$125,069	$(48,040)
Net realized gain on investments	682,519	1,874,242
Net unrealized appreciation
on investments during the period	8,341,780	4,416,258
Net increase in net assets from operations	9,149,368	6,242,460
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(126,830)	—
From net realized gains	(525,301)	—
Total distributions	(652,131)	—
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	101,001,206	23,393,521
Proceeds from shares issued to holders in
reinvestment of dividends	601,306	—
Cost of shares redeemed	(28,416,958)	(19,214,680)
Net increase in net assets from capital share transactions	73,185,554	4,178,841
TOTAL INCREASE IN NET ASSETS:	81,682,791	10,421,301
NET ASSETS
Beginning of period	31,197,482	20,776,181
End of period (including accumulated net investment
income (loss) of $(1,928) and $(167),respectively)	$112,880,273	$31,197,482

CHANGES IN SHARES OUTSTANDING:
Shares sold	5,950,302	1,645,141
Shares issued to holders in reinvestment of dividends	36,113	—
Shares redeemed	(1,658,056)	(1,397,786)
Net increase	4,328,359	247,355

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Statement of Changes in Net Assets
	Six Months Ended	Year Ended
	March 31,2006	September 30,2005
	(Unaudited)
OPERATIONS:
Net investment gain	$1,432,145	$489,851
Net realized loss on short positions	(6,647,165)	(4,025,257)
Net unrealized appreciation (depreciation)
on short positions during the period	(1,910,412)	42,205
Net decrease in net assets from operations	(7,125,432)	(3,493,201)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,400,743)	(489,851)
From net realized gains	—	(19,224)
Total distributions	(1,400,743)	(509,075)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	85,379,207	100,788,121
Proceeds from shares issued to holders in
reinvestment of dividends	1,075,916	379,718
Cost of shares redeemed	(52,625,601)	(64,235,556)
Net increase in net assets from capital share transactions	33,829,522	36,932,283
TOTAL INCREASE (DECREASE) IN NET ASSETS:	25,303,347	32,930,007
NET ASSETS
Beginning of period	54,684,868	21,754,861
End of period (including accumulated net investment
income (loss) of $31,402 and $0,respectively)	$79,988,215	$54,684,868

CHANGES IN SHARES OUTSTANDING:
Shares sold	13,203,432	14,381,712
Shares issued to holders in reinvestment of dividends	174,443	54,895
Shares redeemed	(8,291,615)	(9,174,033)
Net increase	5,086,260	5,262,574

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Financial Highlights
			Retail Class
	Six Months Ended		Years ended September 30,
	March 31,2006	2005	2004	2003	2002	2001
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$17.50	$15.49	$13.39	$ 9.95	$10.92	$12.74
Income (loss) from
investment operations:
Net investment income(1)	0.18	0.09	—	0.09	0.20	0.38
Net realized and unrealized
gains (losses) on investments
and short positions	1.04	2.65	2.15	3.44	(0.97)	(1.09)
Total from investment
operations	1.22	2.74	2.15	3.53	(0.77)	(0.71)
Less distributions:
From net investment income	(0.18)	(0.09)	(0.05)	(0.09)	(0.20)	(0.37)
In excess of net
investment income	—	—	—	—	—	(0.01)
From net realized gains	(0.74)	(0.64)	—	—	—	(0.73)
Total distributions	(0.92)	(0.73)	(0.05)	(0.09)	(0.20)	(1.11)
Net asset value,end of period	$17.80	$17.50	$15.49	$13.39	$ 9.95	$10.92
Total return	7.28%(5)	18.26%	16.03%	35.60%	(7.21%)	(6.16%)
Supplemental data and ratios:
Net assets,end of period	$1,678,877,367	$1,112,947,051	$511,455,363	$317,603,196	$116,363,247	$116,712,715
Ratio of expenses to
average net assets:
Before expense reimbursement(2)	1.34%(6)	1.74%	1.37%	1.31%	1.25%	1.25%
After expense reimbursement(2)	1.34%(6)	1.74%	1.37%	1.31%	1.25%	1.25%
Ratio of net investment
income (loss) to average net assets:
Before expense reimbursement(3)	2.29%(6)	0.67%	-0.03%	0.71%	1.85%	3.00%
After expense reimbursement(3)	2.29%(6)	0.67%	-0.03%	0.71%	1.85%	3.00%
Portfolio turnover rate(4)	53.45%	163.88%	132.96%	89.59%	132.77%	122.21%

(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)
The ratio of expenses to average net assets include dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 1.07% and 1.07%,respectively,for the period ended March 31,2006,1.19% and 1.19%,respectively,for the year ended September 30,2005,1.21% and 1.21%,respectively,for the year ended September 30,2004,1.21% and 1.21%,respectively,for the year ended September 30,2003,1.21% and 1.21%,respectively,for the year ended September 30,2002,1.24% and 1.24%,respectively,for the year ended September 30,2001.

(3)	The net investment income (loss) ratios include dividends on short positions.
(4)	The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(5)	Not annualized.
(6)	Annualized.

See notes to the financial statements.

The Leuthold Funds
Leuthold Core Investment Fund
Financial Highlights
Institutional Class
Period From
January 31,2006(1)
to March 31,2006
(Unaudited)
Per Share Data:
Net asset value, beginning of period	$17.74
Income (loss) from investment operations:
Net investment income(2)	0.05
Net realized and unrealized gains (losses) on investments and short positions	0.10
Total from investment operations	0.15
Less distributions:
From net investment income	(0.09)
Total distributions	(0.09)
Net asset value, end of period	$17.80

Total return	7.28%(6)
Supplemental data and ratios:
Net assets, end of period	$82,657,781
Ratio of expenses to average net assets:
Before expense reimbursement(3)	1.32%(7)
After expense reimbursement(3)	1.32%(7)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement(4)	2.93%(7)
After expense reimbursement(4)	2.93%(7)
Portfolio turnover rate(5)	53.45%

(1)	Commencement of operation.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)
The ratio of expenses to average net assets include dividends on short positions. The before expense reimbursement and after expense reimbursement ratios excluding dividends on short positions were 0.97% and 0.97%,respectively,for the period ended March 31,2006.

(4)	The net investment income (loss) ratios include dividends on short positions.
(5)	The portfolio turnover ratio excludes purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(6)	Not annualized.
(7)	Annualized.

See notes to the financial statements.

The Leuthold Funds
Leuthold Select Industries Fund
Financial Highlights
	Six Months Ended		Years ended September 30,
	March 31,2006	2005	2004	2003	2002	2001
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$16.07	$12.26	$10.40	$ 7.50	$ 9.96	$11.96
Income from
investment operations:
Net investment loss(1)	0.01	(0.02)	(0.13)	(0.11)	(0.15)	(0.06)
Net realized and unrealized
gains (losses) on investments	2.11	3.83	1.99	3.01	(2.31)	(1.94)
Total from investment operations	2.12	3.81	1.86	2.90	(2.46)	(2.00)
Less distributions:
From net investment income	(0.02)	—	—	—	—	—(2)
From net realized gains	(0.17)	—	—	—	—	—
Total distributions	(0.19)	—	—	—	—	—
Net asset value,end of period	$18.00	$16.07	$12.26	$10.40	$ 7.50	$ 9.96
Total return	13.31%(3)	31.08%	17.88%	38.67%	(24.70%)	(16.72%)
Supplemental data and ratios:
Net assets,end of period	$112,880,273	$31,197,482	$20,776,181	$17,215,408	$10,141,948	$13,883,463
Ratio of expenses
to average net assets:
Before expense
reimbursement or recovery	1.31%(4)	1.56%	1.63%	1.80%	1.90%	2.22%
After expense
reimbursement or recovery	1.35%(4)	1.60%	1.72%	1.95%	1.95%	1.95%
Ratio of net investment income/(loss)
to average net assets:
Before expense
reimbursement or recovery	0.34%(4)	(0.16%)	(0.94%)	(1.41%)	(1.17%)	(1.08%)
After expense
reimbursement or recovery	0.30%(4)	(0.20%)	(1.03%)	(1.56%)	(1.22%)	(0.81%)
Portfolio turnover rate	78.72%	156.11%	165.86%	184.71%	383.66%	127.32%

(1) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2) Less than one cent per share
(3) Not annualized.
(4) Annualized.

See notes to the financial statements.

The Leuthold Funds
Grizzly Short Fund
Financial Highlights
	Six Months Ended		Years ended September 30,
	March 31,2006	2005	2004	2003	2002	2001
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	6.72	7.56	$ 8.93	$14.17	$14.74	$11.01
Income from investment operations:
Net investment income (loss)(1)	0.13	0.08	(0.14)	(0.13)	(0.05)	0.58
Net realized and unrealized
gains (losses) on short positions	(0.67)	(0.84)	(1.23)	(3.76)	0.67	5.57
Total from investment operations	(0.54)	(0.76)	(1.37)	(3.89)	0.62	6.15
Less distributions:
From net investment income	(0.13)	(0.08)	—	—	(0.03)	(0.58)
From net realized gains	—	—	—	(1.25)	(1.16)	(1.84)
Return of capital	—	— (5)	—	(0.10)	—	—
Total distributions	(0.13)	(0.08)	—	(1.35)	(1.19)	(2.42)
Net asset value,end of period	$6.05	$6.72	$ 7.56	$ 8.93	$14.17	$14.74
Total return	(8.10%)(6)	(10.00%)	(15.34%)	(29.68%)	5.80%	67.79%
Supplemental data and ratios:
Net assets,end of period	$79,988,215	$54,684,868	$21,754,861	$22,332,738	$32,049,740	$19,986,043
Ratio of expenses
to average net assets:
Before expense
reimbursement or recovery(2)	2.92%(7)	2.94%	3.60%	3.49%	2.85%	3.92%
After expense
reimbursement or recovery(2)	2.92%(7)	2.94%	3.60%	3.61%	3.37%	2.96%
Ratio of net investment income (loss)
to average net assets:
Before expense
reimbursement or recovery(3)	4.40%(7)	1.66%	(2.31%)	(1.75%)	(0.17%)	3.79%
After expense
reimbursement or recovery(3)	4.40%(7)	1.66%	(2.31%)	(1.87%)	(0.69%)	4.75%
Portfolio turnover rate(4)	0%	0%	0%	0%	0%	0%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	The ratio of expenses to average net assets include dividends on short positions. The before expense reimbursement or recovery and after expense reimbursement or recovery ratios excluding dividends on short positions were 1.55% and 1.55%,respectively,for the period ended March 31, 2006,1.77% and 1.77%,respectively,for the year ended September 30,2005,2.12% and 2.12%,respectively,for the year ended September 30, 2004,1.95% and 2.07%,respectively,for the year ended September 30,2003,1.98% and 2.50% respectively,for the year ended September 30,2002, 3.46% and 2.50%,respectively,for the year ended September 30,2001.
(3)	The net investment income (loss) ratios include dividends on short positions.
(4)	The portfolio turnover ratios exclude purchases and sales of short positions as the Adviser does not intend to hold the short positions for more than one year.
(5)	Less than one cent per share.
(6)	Not annualized.
(7)	Annualized.

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Investments
March 31, 2006
(Unaudited)
		Market
	Shares	Value
COMMON STOCK 49.97%
Aerospace & Defense 0.84%
Cubic Corp.	38,119	$912,569
L-3 Communications	126,654	10,865,646
Holdings,Inc.(e)
MTC Technologies,Inc.(a)	108,209	3,028,770
		14,806,985
Airlines 3.85%
Airtran Holdings,
Inc.(a) (e)	322,167	5,834,444
AMR Corp.(a) (e)	929,613	25,146,032
Continental
Airlines,Inc.(a) (e)	623,431	16,770,294
Mesa Air Group,Inc.(a) (e)	232,403	2,658,690
Skywest,Inc.	269,293	7,882,206
U S Airways Group,
Inc.(a) (e)	238,551	9,542,040
		67,833,706
Biotechnology 4.38%
Alkermes,Inc.(a) (e)	201,662	4,446,647
Amgen,Inc.(a) (e)	76,238	5,546,314
Applera Corp - Applied
Biosystems Group (e)	146,328	3,971,342
Biogen Idec,Inc.(a) (e)	86,075	4,054,133
Celgene Corp.(a) (e)	204,121	9,026,231
Cepheid,Inc.(a) (e)	237,322	2,173,870
Genentech,Inc.(a) (e)	100,831	8,521,228
Genzyme Corp.(a) (e)	57,793	3,884,845
Gilead Sciences,Inc.(a)	121,735	7,574,352
Medarex,Inc.(a) (e)	244,700	3,234,934
Medimmune,Inc.(a) (e)	97,142	3,553,454
Neurocrine
Biosciences,Inc.(a) (e)	115,587	7,459,985

		Market
	Shares	Value
Biotechnology 4.38% (Continued)
Pdl Biopharma,Inc.(a) (e)	121,735	$3,992,908
Techne Corp.(a)	59,023	3,549,643
United Therapeutics
Corp.(a) (e)	47,956	3,178,524
Vertex Pharmaceuticals,
Inc.(a) (e)	83,616	3,059,509
		77,227,919
Commercial Physical And
Biological Research 0.14%
Essex Corp.(a)	114,357	2,518,141
Communications Equipment 0.21%
Nice Sys Ltd.- ADR (a) (e)	72,549	3,697,097
Computers & Peripherals 3.78%
Advanced Digital
Information Corp.(a) (e)	383,650	3,368,447
EMC Corp.(a) (e)	509,074	6,938,679
Imation Corp.	60,253	2,585,456
Komag,Inc.(a) (e)	90,994	4,331,314
M-Systems Flash
Disk Pioneers (a)(b) (e)	274,211	7,091,096
QLogic Corp.(a) (e)	241,011	4,663,563
SanDisk Corp.(a) (e)	391,028	22,491,931
Seagate Technology (b) (e)	179,528	4,726,972
Western Digital
Corp.(a) (e)	529,978	10,297,473
		66,494,931
Electronic Equipment & Instruments 0.26%
OSI Systems,Inc.(a)	39,349	831,444
Viisage Technology,
Inc.(a) (e)	213,959	3,746,422
		4,577,866

See notes to the financial statements.

The Leuthold Funds
Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2006
(Unaudited)
		Market
	Shares	Value
Health Care Equipment & Supplies 0.26%
Analogic Corp.	24,593	$1,628,056
Steris Corp.(e)	119,276	2,943,732
		4,571,788
Health Care Providers & Services 3.59%
Cerner Corp.(a) (e)	413,161	19,604,490
DaVita,Inc.(a)	126,654	7,625,837
IMS Health,Inc.(e)	213,959	5,513,724
Laboratory Corp Of
America Holdings (a) (e)	202,892	11,865,124
McKesson Corp.	140,180	7,307,583
Pediatrix Medical
Group,Inc.(a) (e)	109,439	11,232,819
		63,149,577
Insurance 3.87%
Manulife Financial
Corp.(b) (e)	269,293	16,903,522
Metlife,Inc.(e)	386,109	18,676,092
Prudential Financial,Inc.	430,376	32,626,804
		68,206,418
IT Services 0.85%
CACI International,
Inc.- Class A (a) (e)	100,831	6,629,638
SRA International,
Inc.- Class A (a) (e)	221,336	8,351,008
		14,980,646
Metals & Mining 12.04%
Alcan,Inc.(b) (e)	241,559	11,046,493
Alcoa,Inc.(e)	594,613	18,171,373
BHP Billiton
Ltd.- ADR (e)	652,942	26,019,739
Cia Vale do Rio
Doce - ADR (e)	98,372	4,773,993

		Market
	Shares	Value
Metals & Mining 12.04% (Continued)
Inco Ltd.(b) (e)	713,323	$35,587,684
PAN American
Silver Corp.(a)(b) (e)	115,587	2,935,910
Phelps Dodge Corp.(e)	485,550	39,101,342
Rio Tinto PLC - ADR	189,243	39,173,301
Southern Copper Corp.(e)	275,795	23,299,162
Titanium Metals
Corp.(a) (e)	247,202	12,001,657
		212,110,654
Oil & Gas 2.65%
Chesapeake Energy Corp.	456,199	14,329,211
EnCana Corp.(b)	92,223	4,309,581
Pogo Producing Co.(e)	103,290	5,190,322
Southwestern
Energy Co.(a)	260,685	8,391,450
XTO Energy,Inc.	333,234	14,519,005
		46,739,569
Pharmaceutical Preparations 0.21%
Theravance,Inc.(a)	129,113	3,620,329
Pharmaceuticals 5.79%
Abbott Laboratories	218,877	9,295,706
AstraZeneca Plc - ADR (e)	242,240	12,167,715
Barr Pharmaceuticals,
Inc.(a)	151,247	9,525,536
Bristol-Myers Squibb Co.	225,025	5,537,865
Eli Lilly & Co.(e)	134,031	7,411,914
GlaxoSmithKline
PLC - ADR (e)	114,357	5,982,015
Merck & Co.,Inc.(e)	172,151	6,064,880
Mylan Laboratories	483,251	11,308,074
Novartis AG - ADR (e)	115,587	6,408,143
Pfizer,Inc.	255,766	6,373,689

See notes to the financial statements.

The Leuthold Funds
Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2006
(Unaudited)
		Market
	Shares	Value
Pharmaceuticals 5.79% (Continued)
Teva Pharmaceutical
Industries,Ltd.- ADR (e)	379,961	$15,646,794
Wyeth	130,343	6,324,242
		102,046,573
Road & Rail 3.74%
Burlington Northern
Santa Fe Corp.(e)	174,610	14,550,251
Canadian National
Railway Co.(b)	268,063	12,137,893
Canadian Pacific
Railway Ltd.(b)	175,839	8,786,675
CSX Corp.	159,854	9,559,269
Norfolk Southern Corp.	218,877	11,834,680
Union Pacific Corp.	95,912	8,953,385
		65,822,153
Software 2.88%
Ansys,Inc.(a)	70,090	3,795,373
Citrix Systems,Inc.(a)	162,313	6,151,663
Cognos,Inc.(a)(b) (e)	77,468	3,013,505
Compuware Corp.(a)	420,539	3,292,820
Fair Isaac Corp.(e)	83,616	3,312,866
Hyperion Solutions
Corp.(a) (e)	104,520	3,407,352
Informatica Corp.(a)	184,447	2,868,151
Lawson Software,
Inc.(a) (e)	343,071	2,631,355
Mentor Graphics
Corp.(a) (e)	318,478	3,519,182
Quality Systems,Inc.(e)	130,342	4,314,320
SAP AG - ADR (e)	126,654	6,879,845
TIBCO Software,Inc.(a)	448,821	3,752,144
Verint Systems,Inc.(a)	105,750	3,740,378
		50,678,954

		Market
	Shares	Value
X-ray Apparatus And Tubes And Related Irradiation Apparatus 0.63%
American Science &
Engineering,Inc.(a) (e)	119,276	$11,140,378
Total Common Stock
(Cost $681,070,241)		880,223,684

PHYSICAL INDUSTRIAL METALS 4.79%
Physical Metals 0.75%
	MetricTons
Antimony (a)	130	696,854
Manganese (a)	229	297,700
	Pounds
Cobalt Falconbridge
Cathodes (a)	27,558	399,587
Molybdenum (a)	13,029	299,674
	Kilograms
Ferro Tungsten (a)	12,300	418,186
Indium (a)	412	396,550
	Ounces
Palladium (a)	9,623	3,204,459
Silver (a)	658,200	7,572,591
		13,285,601
	MetricTons
Prepaid Forward Contracts 4.04%
Aluminum 12/05 (a)(d)	750	1,500,000
Aluminum 03/06 (a)(d)	5,625	11,154,375
Aluminum 07/06(a)(d)	1,600	3,116,800
Aluminum 12/06 (a)(d)	2,125	4,043,875
Copper 03/06 (a)(d)	3,700	14,074,800
Copper 07/06 (a)(d)	1,025	3,645,925
Copper 11/06 (a)(d)	125	421,500
Copper 12/06 (a)(d)	750	2,499,000
Lead 07/06 (a)(d)	3,175	2,967,038

See notes to the financial statements.

The Leuthold Funds
Leuthold Core Investment Fund
Schedule of Investments (Continued)
March 31, 2006
(Unaudited)
		Market
	MetricTons	Value
Prepaid Forward Contracts 4.04% (Continued)
Lead 12/06 (a)(d)	1,300	$1,197,300
Nickel 12/05 (a)(d)	42	528,780
Nickel 03/06 (a)(d)	396	4,961,880
Nickel 07/06 (a)(d)	102	1,267,350
Nickel 12/06 (a)(d)	138	1,669,110
Tin 03/06 (a)(d)	345	2,266,650
Tin 07/06 (a)(d)	140	917,000
Tin 12/06 (a)(d)	300	1,957,500
Zinc 06/06 (a)(d)	4,575	6,935,700
Zinc 07/06 (a)(d)	1,275	1,903,575
Zinc 12/06 (a)(d)	2,775	4,034,850
		71,063,008
Total Physical Industrial Metals
(Cost $73,062,155)		84,348,609
	Shares
INVESTMENT COMPANIES 8.85%
Mutual Funds 3.91%
Delaware Pooled Trust - The
Emerging Markets Portfolio	96,966	1,445,767
Fidelity Investment Trust	442,428	8,353,037
Fidelity Japan Smaller
Companies Fund	995,885	16,203,043
ING Russia Fund (a)	158,401	7,669,768
Matthews China Fund	717,547	12,664,707
Matthews India Fund	257,605	3,436,456
Matthews International
Funds	217,383	4,210,714
Matthews Korea Fund	867,570	5,760,668
US Global Investors
Accolade Funds - Eastern
European Fund	200,291	9,093,225
		68,837,385

		Market
	Shares	Value
Exchange Traded Funds 4.94%
iShares China 25 Fund (e)	72,417	$5,379,135
iShares MSCI Brazil
Index Fund (e)	177,979	7,110,261
iShares MSCI Emerging
Markets Index Fund (e)	116,508	11,534,292
iShares MSCI Japan
Index Fund (e)	2,996,606	43,151,126
iShares MSCI Malaysia
Index Fund (e)	330,782	2,470,941
iShares MSCI
South Africa Fund (e)	34,797	4,002,003
iShares MSCI South Korea
Index Fund (e)	100,227	4,675,590
iShares MSCI Taiwan
Index Fund (e)	219,269	2,791,294
iShares S&P
Latin America Fund (e)	43,098	6,043,202
		87,157,844
Total Investment Companies
(Cost $125,206,795)		155,995,229
	Principal
	Amount
CORPORATE BONDS 10.12%
Consumer Finance 3.90%
Ford Motor
Credit Company
6.625%,06/16/2008 (e)	$72,548,000	68,665,884
Diversified Financial Services 3.31%
General Motors
Acceptance Corporation
5.625%,05/15/2009 (e)	62,712,000	58,360,603

See notes to the financial statements.

The Leuthold Funds

	Principal	Market
	Amount	Value
Personal Credit Institutions 2.91%
General Motors
Acceptance Corp.
7.250%,03/02/2011	$54,103,000	$51,270,383
Total Corporate Bonds
(Cost $182,014,060)		178,296,870
U.S. TREASURY OBLIGATIONS 4.57%
U.S.Treasury
Note 4.25% - 4.57%
4.250%,10/15/2010 (e)	82,386,000	80,461,545
Total U.S.Treasury
Obligations
(Cost $81,556,700)		80,461,545
SHORT TERM INVESTMENTS 4.53%
Commercial Paper 1.93%
US Bank,N.A.
4.684%,04/03/2006	34,000,000	33,991,273
Variable Rate Demand Notes 2.60%
American Family
Demand Note
3.442%	27,820,822	27,820,822
U.S.Bank,N.A.( c)
4.573%	16,493,869	16,493,869
Wisconsin Corporate
Central Credit Union
4.493%	1,479,120	1,479,120
		45,793,811
Total Short Term
Investments
(Cost $79,785,084)		79,785,084
INVESTMENTS PURCHASED AS SECURITIES
LENDING COLLATERAL 28.11%
Commercial Paper 6.95%
CCN Bluegrass,
4.85%,11/20/06 (f)	8,188,019	8,188,019

	Principal	Market
	Amount	Value
Commercial Paper 6.95% (Continued)
CCN Independence IV
LLC,4.82%,10/16/06 (f)	$7,443,654	$7,443,654
Concord Minutemen
Capital Co.,
4.75%,04/18/06 (f)	23,261,419	23,261,419
Duke Funding,
4.82%,04/26/06 (c) (f)	18,609,135	18,533,543
Laguna Corp.,
4.83%,04/18/06 (c) (f)	20,470,049	20,400,612
Lakeside Funding LLC,
4.70%,04/10/06 (f)	9,304,568	9,304,568
Rams Funding LLC,
4.90%,04/26/06	13,956,852	13,900,040
Thornburg Mortgage
Capital LLC,
4.80%,04/19/06 (c) (f)	21,400,506	21,316,999
Total Commercial Paper
(Cost $122,348,854)		122,348,854
	Shares
Mutual Fund 0.09%
Federated Prime
Obligations Fund	1,620,305	1,620,305
AIM Short Term Liquid
Asset Fund	822	822
Total Mutual Fund
(Cost $1,621,127)		1,621,127
	Principal
	Amount
Repurchase Agreements 21.07%
CS First Boston
Repurchase Agreement,
4.93%,04/03/06
(Collateralized by Ginnie
Mae Collateralized
Mortgage Obligations)	3,721,827	3,721,827

See notes to the financial statements.

The Leuthold Funds

	Principal	Market
	Amount	Value

Repurchase Agreements 21.07% (Continued)

Lehman Brothers

Repurchase Agreement,
4.80%,04/03/06
(Collateralized by
Corporate Bonds)	$46,522,838	$46,522,838
Lehman Brothers
Repurchase Agreement,
4.98%,04/03/06
(Collateralized by
Corporate Bonds)	46,522,838	46,522,838
Morgan Stanley
Repurchase Agreement,
4.91%,04/03/06
(Collateralized by Ginnie
Mae Collateralized
Mortgage Obligations)	274,484,746	274,484,746
Total Repurchase
Agreements
(Cost $371,252,249)		371,252,249
Total Investments
Purchased as Securities
Lending Collateral
(Cost $495,222,230)		495,222,230
Total Investments 110.94%
(Cost $1,717,917,265)		1,954,333,251
Liabilities in Excess of
Other Assets (10.94)%		(192,798,103)
Total Net Assets 100.00%		$1,761,535,148

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non income producing security.
(b)	Foreign issue security.
(c)	Variable rate security. The rate shown is the rate in effect on March
31,2006.
(d)	Prepaid forward contract was executed as of October 19,2005 and based on a moratorium on customer withdrawals imposed by the contract’s counterparty,due in part to the liquidity concerns,the
Fund has not received delivery on the executed value of the
contracts.
(e)	All or a portion of this security is on loan.
(f)	Restricted under Rule 144a of the Securities Act of 1933.

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Securities Sold Short
March 31, 2006
(Unaudited)
		Market
	Shares	Value
COMMON STOCK 12.59%
Accident & Health Insurance 0.31%
PartnerRe Ltd (b)	87,984	$5,462,927
Aerospace & Defense 0.35%
Boeing Co.	80,566	6,278,508
Airlines 0.24%
JetBlue Airways Corp.(a)	388,270	4,162,254
Auto Components 0.49%
BorgWarner,Inc.	78,474	4,711,579
Gentex Corp.	221,830	3,873,152
		8,584,731
Chemicals 0.33%
EI Du Pont de
Nemours & Co.	138,749	5,856,595
Commercial & Services Supplies 0.20%
Corrections Corp.
of America (a)	76,275	3,447,630
Computers & Peripherals 0.26%
Avid Technology,Inc.(a)	106,972	4,649,003
Consumer Finance 0.29%
SLM Corp.	99,345	5,159,979
Containers & Packaging 0.24%
Crown Holdings,Inc.(a)	242,262	4,297,728
Diversified Financial Services 0.27%
GATX Corp.	114,478	4,726,797
Diversified Telecommunication Services 0.34%
Alltel Corp.	92,491	5,988,792
Electric Utilities 0.75%
Exelon Corp.	100,765	5,330,468
Northeast Utilities	235,025	4,590,038
PNM Resources,Inc.	135,051	3,295,244
		13,215,750

		Market
	Shares	Value
Fire,Marine & Casualty Insurance 0.24%
Platinum Underwriters
Holdings Ltd.(b)	143,376	$4,172,242
Hospital & Medical Service Plans 0.24%
Axis Capital
Holdings Ltd.(b)	140,523	4,201,638
Hotels,Restaurant & Leisure 0.60%
Gaylord Entertainment
Co.(a)	91,916	4,171,148
Starwood Hotels &
Resorts Worldwide,Inc.	95,087	6,440,243
		10,611,391
Insurance 0.94%
Everest Re Group Ltd.(b)	52,297	4,882,971
RenaissanceRe
Holdings Ltd.(b)	131,535	5,737,557
XL Capital Ltd.(b)	91,916	5,892,735
		16,513,263
Internet Software & Services 0.32%
VeriSign,Inc.(a)	233,555	5,602,984
Leisure Equipment & Products 0.36%
Eastman Kodak Co.	224,810	6,393,596
Machinery 0.33%
SPX Corp.	108,557	5,799,115
Media 1.46%
Belo Corp.	153,721	3,055,973
Comcast Corp.(a)	208,044	5,442,431
Lamar Advertising Co.(a)	125,266	6,591,497
RH Donnelley Corp.(a)	81,616	4,752,500
The Reader’s Digest
Association Inc.	211,092	3,113,607

See notes to the financial statements.

The Leuthold Funds

Leuthold Core Investment Fund
Schedule of Securities Sold Short (Continued)
March 31, 2006
(Unaudited)
		Market
	Shares	Value
Media 1.46% (Continued)
Valassis Communications,
Inc.(a)	94,295	$2,769,444
		25,725,452
Multi-Utilities & Unregulated Power 0.32%
Reliant Energy,Inc.(a)	527,562	5,581,606
Oil & Gas 0.28%
El Paso Corp.	410,456	4,945,995
Paper & Forest Products 0.54%
Bowater,Inc.	160,062	4,734,634
MeadWestvaco Corp.	172,740	4,717,529
		9,452,163
Real Estate 0.31%
Simon Property Group,Inc.	65,733	5,530,775
Semiconductor &
Semiconductor Equipment 0.55%
ATI Technologies,Inc.(a)(b)	372,422	6,398,210
Infineon Technologies
AG - ADR (a)	324,598	3,336,867
		9,735,077
Software 0.35%
Activision,Inc.(a)	453,868	6,258,840
Thrifts & Mortgage Finance 1.23%
Astoria Financial Corp.	126,781	3,925,140
Fremont General Corp.	138,861	2,993,843
NewYork Community
Bancorp,Inc.	268,951	4,712,022
Washington Mutual,Inc.	129,066	5,500,793
Webster Financial Corp.	93,839	4,547,438
		21,679,236
Water Utilities 0.19%
Aqua America,Inc.	118,628	3,300,231

		Market
	Shares	Value
WirelessTelecommunication Services 0.26%
Telephone & Data
Systems,Inc.	58,636	$2,312,604
Telephone & Data
Systems,Inc.,Special
Common Shares	58,636	2,213,509
		4,526,113
Total Common Stock
(Proceeds $219,390,185 )		221,860,411
INVESTMENT COMPANIES 4.47%
Exchange Traded Fund 4.47%
DIAMONDS Trust Series I	232,125	25,837,834
iShares Russell 2000
Index Fund	354,192	26,918,592
Nasdaq-100 Index
Tracking Stock	620,597	26,027,838
Total Investment Companies
(Proceeds $75,424,658)		78,784,264
Total Securities Sold Short
(Proceeds $294,814,843)		$300,644,675

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non income producing security.
(b) Foreign issued security.
(c ) Variable rate security. The rate shown is the rate in effect on
March 31,2006

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Schedule of Investments
March 31, 2006
(Unaudited)
		Market
	Shares	Value
COMMON STOCK 91.25%
Aerospace & Defense 1.69%
Cubic Corp.	4,163	$99,662
L-3 Communications
Holdings,Inc.	16,650	1,428,404
MTCTechnologies,Inc.(a)	13,702	383,519
		1,911,585
Airlines 7.75%
Airtran Holdings,Inc.(a)	41,971	760,095
AMR Corp.(a)	118,303	3,200,096
Continental Airlines,Inc.(a)	81,166	2,183,365
Mesa Air Group,Inc.(a)	27,576	315,470
Skywest,Inc.	35,726	1,045,700
U S Airways Group,Inc.(a)	31,045	1,241,800
		8,746,526
Biotechnology 9.07%
Alkermes,Inc.(a)	27,056	596,585
Amgen,Inc.(a)	9,886	719,207
Applera Corp - Applied
Biosystems Group	19,598	531,890
Biogen Idec,Inc.(a)	12,236	576,316
Celgene Corp.(a)	25,668	1,135,039
Cepheid,Inc.(a)	31,217	285,948
Genentech,Inc.(a)	13,181	1,113,926
Genzyme Corp.(a)	7,458	501,327
Gilead Sciences,Inc.(a)	16,129	1,003,546
Medarex,Inc.(a)	33,473	442,513
Medimmune,Inc.(a)	12,661	463,139
Neurocrine
Biosciences,Inc.(a)	15,436	996,239
Pdl Biopharma,Inc.(a)	16,302	534,706
Techne Corp.(a)	7,978	479,797
United Therapeutics Corp.(a)	6,591	436,851
		Market
	Shares	Value
Biotechnology 9.07% (Continued)
Vertex Pharmaceuticals,
Inc.(a)	11,446	$418,809
		10,235,838
Commercial Physical And
Biological Research 0.28%
Essex Corp.(a)	14,569	320,809
Communications Equipment 0.43%
Nice Sys Ltd.- ADR (a)	9,539	486,107
Computers & Peripherals 7.88%
Advanced Digital
Information Corp.(a)	51,335	450,721
EMC Corp.(a)	68,332	931,365
Imation Corp.	8,324	357,183
Komag,Inc.(a)	12,140	577,864
M-Systems Flash
Disk Pioneers (a)(b)	36,595	946,347
QLogic Corp.(a)	31,564	610,763
SanDisk Corp.(a)	52,203	3,002,717
Seagate Technology (b)	24,107	634,737
Western Digital Corp.(a)	71,107	1,381,609
		8,893,306
Electronic Equipment & Instruments 0.52%
OSI Systems,Inc.(a)	4,336	91,620
Viisage Technology,Inc.(a)	28,096	491,961
		583,581
Health Care Equipment & Supplies 0.55%
Analogic Corp.	3,508	232,230
Steris Corp.	15,783	389,524
		621,754
Health Care Providers & Services 7.19%
Cerner Corp.(a)	50,643	2,403,010

See notes to the financial statements.

The Leuthold Funds
Leuthold Select Industries Fund
Schedule of Investments (Continued)
March 31, 2006
(Unaudited)
		Market
	Shares	Value
Health Care Providers
& Services 7.19% (Continued)
DaVita,Inc.(a)	15,609	$939,818
IMS Health,Inc.	28,442	732,950
Laboratory Corp Of
America Holdings (a)	26,882	1,572,060
McKesson Corp.	18,558	967,429
Pediatrix Medical
Group,Inc.(a)	14,569	1,495,362
		8,110,629
Insurance 7.93%
Manulife Financial Corp.(b)	34,513	2,166,381
Metlife,Inc.	51,335	2,483,074
Prudential Financial,Inc.	56,713	4,299,412
		8,948,867
IT Services 1.76%
CACI International,
Inc.- Class A (a)	13,527	889,400
SRA International,
Inc.- Class A (a)	29,136	1,099,301
		1,988,701
Metals & Mining 13.67%
Alcan,Inc.(b)	11,794	539,340
Alcoa,Inc.	16,302	498,189
BHP Billiton Ltd.- ADR	87,237	3,476,394
Cia Vale do Rio Doce - ADR	13,181	639,674
Inco Ltd.(b)	54,110	2,699,548
PAN American
Silver Corp.(a)(b)	13,799	350,495
Phelps Dodge Corp.	35,729	2,877,256
Rio Tinto PLC - ADR	15,436	3,195,252
Southern Copper Corp.	13,702	1,157,545
		15,433,693

		Market
	Shares	Value
Oil & Gas 5.22%
Chesapeake Energy Corp.	56,885	$1,786,758
EnCana Corp.(b)	12,140	567,302
Pogo Producing Co.	13,527	679,732
Southwestern Energy Co.(a)	33,992	1,094,203
XTO Energy,Inc.	40,583	1,768,201
		5,896,196
Pharmaceutical Preparations 0.43%
Theravance,Inc.(a)	17,516	491,149
Pharmaceuticals 11.98%
Abbott Laboratories	29,484	1,252,186
AstraZeneca Plc - ADR	31,912	1,602,940
Barr Pharmaceuticals,
Inc.(a)	19,078	1,201,532
Bristol-Myers Squibb Co.	30,177	742,656
Eli Lilly & Co.	17,343	959,068
GlaxoSmithKline
PLC - ADR	15,436	807,457
Merck & Co.,Inc.	23,239	818,710
Mylan Laboratories	63,997	1,497,530
Novartis AG - ADR	15,436	855,772
Pfizer,Inc.	35,033	873,022
Teva Pharmaceutical
Industries,Ltd.- ADR	49,949	2,056,900
Wyeth	17,516	849,876
		13,517,649
Road & Rail 7.69%
Burlington Northern
Santa Fe Corp.	22,719	1,893,174
Canadian National
Railway Co.(b)	35,033	1,586,294
Canadian Pacific
Railway Ltd.(b)	23,414	1,169,998

See notes to the financial statements.

The Leuthold Funds

Leuthold Select Industries Fund
Schedule of Investments (Continued)
March 31, 2006
(Unaudited)
		Market
	Shares	Value
Road & Rail 7.69% (Continued)
CSX Corp.	21,159	$1,265,308
Norfolk Southern Corp.	28,964	1,566,084
Union Pacific Corp.	12,834	1,198,054
		8,678,912
Software 5.89%
Ansys,Inc.(a)	9,019	488,379
Citrix Systems,Inc.(a)	22,373	847,937
Cognos,Inc.(a)(b)	10,233	398,064
Compuware Corp.(a)	52,897	414,183
Fair Isaac Corp.	10,927	432,928
Hyperion Solutions Corp.(a)	13,181	429,701
Informatica Corp.(a)	24,455	380,275
Lawson Software,Inc.(a)	44,225	339,206
Mentor Graphics Corp.(a)	41,971	463,779
Quality Systems,Inc.	17,690	585,539
SAP AG - ADR	16,650	904,428
TIBCO Software,Inc.(a)	56,366	471,220
Verint Systems,Inc.(a)	13,874	490,723
		6,646,362
X-rayApparatusAndTubesAnd Related
Irradiation Apparatus 1.32%
American Science &
Engineering,Inc.(a)	15,956	1,490,290
Total Common Stock
(Cost $87,651,394)		103,001,954
INVESTMENT COMPANIES 5.20%
Exchange-Traded Funds 5.20%
SPDR Trust Series 1	22,425	2,911,438
Nasdaq-100 Index Tracking Stock70,440		2,954,253
Total Investment Companies
(Cost $5,856,774)		5,865,691

	Principal	Market
	Amount	Value
SHORT TERM INVESTMENTS 3.64%
Variable Rate Demand Notes 3.64%
U.S.Bank,N.A.
4.573% ( c)	$4,115,248	$4,115,248
Total Short Term Investments
(Cost $4,115,248)		4,115,248
Total Investments 100.09%
(Cost $97,623,416)		112,982,893
Liabilities in Excess
of Other Assets (0.09)%		(102,620)
Total Net Assets 100.00%		$112,880,273

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) Non income producing security.
(b) Foreign issued security.
(c) Variable rate security. The rate shown is the rate in effect on
March 31,2006

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Schedule of Investments
March 31, 2006
(Unaudited)
	Principal	Market
	Amount	Value
SHORT TERM INVESTMENTS 2.23%
Variable Rate Demand Notes 2.23%
American Family
Demand Note (a)
4.469%	$ 70,000	$70,000
U.S.Bank,N.A.(a)
4.573%	1,660,770	1,660,770
Wisconsin Corporate
Central Credit Union (a)
4.493%	50,000	50,000
		1,780,770
Total Short Term Investments
(Cost $1,780,770)		1,780,770
Total Investments 2.23%
(Cost $1,780,770)		1,780,770
Other Assets in Excess
of Liabilities 97.77%		78,207,445
Total Net Assets 100.00%		$79,988,215

Percentage are state as a percentage of net assets
(a) Variable rate security. The rate shown is the rate in effect on March 31,2006.

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Schedule of Securities Sold Short
March 31, 2006
(Unaudited)
		Market
	Shares	Value
COMMON STOCK 95.90%
Accident & Health Insurance -2.36%
PartnerRe Ltd (b)	30,354	$1,884,680
Aerospace & Defense 2.76%
Boeing Co.	28,356	2,209,783
Airlines 1.77%
JetBlue Airways Corp.(a)	132,327	1,418,545
Auto Components 3.82%
BorgWarner,Inc.	27,905	1,675,416
Gentex Corp.	78,924	1,378,013
		3,053,429
Chemicals 2.58%
EI Du Pont de
Nemours & Co.	48,935	2,065,546
Commercial Services & Supplies 1.53%
Corrections Corp.
of America (a)	27,131	1,226,321
Computers & Peripherals 1.49%
Avid Technology,Inc.(a)	27,475	1,194,063
Consumer Finance 2.30%
SLM Corp.	35,380	1,837,637
Containers & Packaging 1.92%
Crown Holdings,Inc.(a)	86,700	1,538,058
Diversified Financial Services 2.11%
GATX Corp.	40,965	1,691,445
DiversifiedTelecommunication
Services 2.64%
Alltel Corp.	32,609	2,111,433
Electric Utilities 5.76%
Exelon Corp.	35,960	1,902,284
Northeast Utilities	79,246	1,547,674

		Market
	Shares	Value
Electric Utilities 5.76% (Continued)
PNM Resources,Inc.	47,517	$1,159,415
		4,609,373
Fire,Marine,& Casualty Insurance 1.86%
Platinum Underwriters
Holdings Ltd (b)	50,997	1,484,013
Hospital & Medical Service Plans 1.88%
Axis Capital
Holdings Ltd (b)	50,203	1,501,070
Hotels,Restaurants & Leisure 4.42%
Gaylord Entertainment
Co.(a)	32,545	1,476,892
Starwood Hotels &
Resorts Worldwide,Inc.	30,397	2,058,789
		3,535,681
Insurance 7.01%
Everest Re Group Ltd.(b)	18,345	1,712,873
RenaissanceRe
Holdings Ltd.(b)	45,262	1,974,328
XL Capital Ltd.(b)	29,902	1,917,017
		5,604,218
Internet Software & Services 2.50%
VeriSign,Inc.(a)	83,370	2,000,046
Leisure Equipment & Products 2.85%
Eastman Kodak Co.	79,998	2,275,143
Machinery 2.55%
SPX Corp.	38,237	2,042,621
Media 11.15%
Belo Corp.	53,038	1,054,395
Comcast Corp.(a)	74,026	1,936,520
Lamar Advertising Co.(a)	42,877	2,256,188
RH Donnelley Corp.(a)	27,905	1,624,908

See notes to the financial statements.

The Leuthold Funds

Grizzly Short Fund
Schedule of Securities Sold Short (Continued)
March 31, 2006
(Unaudited)
		Market
	Shares	Value
Media 11.15% (Continued)
The Reader’s Digest
Association Inc.	74,434	$1,097,902
Valassis Communications,
Inc.(a)	32,137	943,864
		8,913,777
Multi-Utilities & Unregulated Power 2.49%
Reliant Energy,Inc.(a)	188,329	1,992,521
Oil & Gas 2.02%
El Paso Corp.	134,110	1,616,025
Paper & Forest Products	3.85%
Bowater,Inc.	51,900	1,535,202
MeadWestvaco Corp.	56,475	1,542,332
		3,077,534
Real Estate 2.43%
Simon Property Group,Inc.	23,136	1,946,663
Semiconductor &
Semiconductor Equipment 4.20%
ATI Technologies,Inc.(a)(b)	124,765	2,143,463
Infineon Technologies
AG - ADR (a)	118,590	1,219,105
		3,362,568
Software 2.78%
Activision,Inc.(a)	161,477	2,226,768
Thrifts & Mortgage Finance 9.42%
Astoria Financial Corp.	42,383	1,312,178
Fremont General Corp.	50,074	1,079,595
NewYork Community
Bancorp,Inc.	96,238	1,686,090
Washington Mutual,Inc.	43,522	1,854,908
Webster Financial Corp.	33,082	1,603,154
		7,535,925

		Market
	Shares	Value
Water Utilities 1.51%
Aqua America,Inc.	43,340	$1,205,719
Wireless Telecommunication Services 1.94%
Telephone & Data
Systems,Inc.	20,064	791,324
Telephone & Data
Systems,Inc.,Special
Common Shares	20,064	757,416
		1,548,740
Total Common Stock
(Proceeds $75,673,467)		76,709,345
INVESTMENT COMPANIES 3.73%
Exchange Traded Fund 3.73%
Nasdaq-100 Index
Tracking Stock	35,657	1,495,455
SPDR Trust Series 1	11,479	1,490,319
		2,985,774
Total Investment Companies
(Proceeds $2,920,015)		2,985,774
Total Securities Sold Short
(Proceeds $78,593,482)		$79,695,119

Percentages are stated as a percent of net assets.
(a) Non income producing security.
(b) Foreign issued security.

See notes to the financial statements.

The Leuthold Funds

Notes to the Financial Statements (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Company consists of three series (the “Funds”): Leuthold Core Investment Fund, Leuthold Select Industries Fund and Grizzly Short Fund. The investment objective of the Leuthold Core Investment Fund is to seek total return consistent with prudent investment risk over the long term. The investment objective of the Leuthold Select Industries Fund and Grizzly Short Fund is capital appreciation. The Leuthold Core Investment Fund commenced operations on November 20, 1995 and the Leuthold Core Investment Fund, Institutional Class, commenced operations on January 31, 2006. Leuthold Select Industries Fund and Grizzly Short Fund commenced operations on June 19, 2000.

The following is a summary of significant accounting policies consistently followed by the Funds.

a)
Investment Valuation - Common stocks and closed-end investment companies that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Options and securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid prices. Securities sold short which are listed on an exchange but which are not traded on the valuation date are valued at the average of the current bid and asked prices. Securities sold short which are not listed on an exchange but for which market quotations are readily available are valued at the average of the current bid and asked prices.

Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Debt securities are valued at the latest bid prices furnished by independent pricing services. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market. Other assets, including investments in open-end investment companies, and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

The Leuthold Core Investment Fund may invest directly in metals such as aluminum, copper, zinc, lead, nickel, tin, silver, palladium and other industrial and precious metals. The prices of such metals may be subject to substantial price fluctuations and may be affected by broad economic, financial and political factors, including inflation, metal sales by governments or international agencies, speculation, changes in industrial and commercial demand, currency devaluations or revaluations, trade imbalances and governmental prohibitions or restrictions. Further, investments in metals can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations.

The Leuthold Funds

Investments in metals earn no investment income and may involve higher custody and transaction costs than investments in securities.

The Leuthold Core Investment Fund may enter into physical industrial metals forward contracts obligating the Fund to receive physical industrial metals at a specified future date. Closing prices for the forward contracts and the physical industrial metals are received daily from the London Metal Exchange and unrealized appreciation or depreciation is recorded daily as the difference between the closing price of the physical industrial metals and the closing forward value applied to the face amount of the contract. A realized gain or loss is recorded at the time the metals received from the forward contract are sold.

b)	Federal Income Taxes - Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.
Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The tax character of distributions paid during the fiscal years ended September 30,2005 and 2004 was as follows:

		2005
			Long
		Return	Term
	Ordinary	of	Capital
	Income	Capital	Gain	Total
Leuthold Core
Investment
Fund	$4,923,247	—	$22,253,807	$27,177,054
Leuthold Select
Industries
Fund	—	—	—	—
Grizzly Short
Fund	489,851	19,224	—	509,075

2004
Long
		Return	Term
	Ordinary	of	Capital
	Income	Capital	Gain	Total
Leuthold Core
Investment Fund	—	—	$1,375,265	$1,375,265
Leuthold Select
Industries Fund	—	—	—	—
Grizzly Short Fund	—	—	—	—

At September 30, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold	Leuthold
	Core	Select	Grizzly
	Investment	Industries	Short
	Fund	Fund	Fund
Undistributed
ordinary income	—	—	—
Undistributed
long-term
capital gain	$37,193,828	$373,974	—
Distributable
earnings	$37,193,828	$373,974	—
Capital loss
carryover and
post-October
losses	—	—	$(11,050,608)
Other accumulated
losses	(333,366)	(4,793)	—
Unrealized
appreciation	142,647,586	6,927,029	583,605
Accumulated
earnings (deficit)	$179,508,048	$7,296,210	$(10,467,003)

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses and Real Estate Investment Trust adjustments.

On the Statements of Assets and Liabilities, the following adjustments were made:

The Leuthold Funds

	Accumulated	Accumulated
	Net	Realized
	Investment	Gains or	Capital
	Loss	Losses	Stock
Leuthold Core
Investment Fund	$(66,211)	$(55,092)	$121,303
Leuthold Select
Industries Fund	47,873	(6,560)	(41,313)
Grizzly Short Fund	19,224	—	(19,224)

The Funds intend to utilize provisions of the federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. At September 30, 2005, the Funds had the following capital loss carryforwards available for federal income tax purposes.

Grizzly
Expiration Date	Short Fund
2012	$3,491,478
2013	$3,481,269

The Grizzly Short Fund also intends to defer and treat $4,077,861 of post-October losses incurred during the period from November 1, 2004 to September 30, 2005 as arising in the fiscal year ending September 30, 2006.

c)
Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains,if any,are declared and paid at least annually.

d)
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e)
Short Positions - For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short. The Leuthold Core Investment Fund and Grizzly Short Fund’s receivable from broker for proceeds on securities sold short is with one major security dealer. The Funds do not require this broker to maintain collateral in support of the receivable from broker for proceeds on securities sold short.

f)
Other - Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

g)	Expenses - Expenses that directly relate to one of the Funds are charged directly to that Fund.

The Leuthold Funds

Other operating expenses of the Company,such as Directors fees and expenses, insurance expense, audit fees and legal fees are allocated between the three series of the Company based on the relative net asset value of the individual series.

h)	Reclassifications - Certain amounts in the 2004 financial statements have been reclassified to conform to the 2005 presentation.
i)	Counterparty risk - Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the creditworthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

2.	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and short sales, for the period ended March 31, 2006 are summarized below. There were no purchases or sales of long-term U.S. Government Securities.

	Purchases	Sales
Leuthold Core Investment Fund	$816,025,522	$370,868,655
Leuthold Select Industries Fund	126,085,999	57,076,327
Grizzly Short Fund	—	—

At March 31,2006,gross unrealized appreciation and depreciation of investments and cost of investments (excluding short positions) for tax purposes were as follows:

	Leuthold	Leuthold
	Core	Select	Grizzly
	Investment	Industries	Short
	Fund	Fund	Fund
Cost of
Investments	$730,501,807	$23,992,908	$1,780,770
Appreciation	157,237,414	7,516,232	—
Depreciation	(12,320,581)	(589,203)	—
Net unrealized
appreciation	$144,916,833	$ 6,927,029	—

The differences between book and tax basis unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and mark-to-market adjustments on Passive Foreign Investment Companies (PFIC’s).

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into Investment Advisory Agreements with Leuthold Weeden Capital Management. Pursuant to its advisory agreements with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at annual rates of 0.90%, 1.00% and 1.25%, for the Leuthold Core Investment Fund, Leuthold Select Industries Fund and Grizzly Short Fund,respectively, as applied to each Funds’daily net assets.

The Investment Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, including organization expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends and interest on short positions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) do not exceed the following rates,based on each Fund’s average daily net assets:

Leuthold Core Investment Fund	1.25%
Leuthold Select Industries Fund	1.60%
Grizzly Short Fund	2.50%

Any waiver or reimbursement is subject to later adjustments to allow the Investment Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal year are less than each Fund’s expense limitation cap, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The Leuthold Funds

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S.Bank,N.A.serves as custodian for the Funds.

For the six months ended March 31, 2006, the Leuthold Core Investment Fund, Leuthold Select Industries Fund and Grizzly Short Fund paid Weeden & Co., L.P., an affiliate of the Adviser, $876,713, $40,052 and $54,380, respectively, for brokerage commissions.

4.	INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

5.	SUBSEQUENT EVENTS
As of September 30, 2005, the Leuthold Core Investment Fund (“Core Fund”) held certain investments with Refco Capital Markets, LTD (“Refco Capital”) totaling $64,650,251, or 5.81% of net assets.

On October 13, 2005, Refco Capital imposed a moratorium on customer withdrawals due in part to liquidity concerns. On October 17, 2005, Refco, Inc. and certain of its subsidiaries including Refco Capital (the “Debtors”) filed voluntary petitions for reorganization relief under Chapter 11 of the Bankruptcy Code. On October 27, 2005, the Company on behalf of the Core Fund filed a complaint against the Debtors seeking a declaratory judgment that certain cash, silver and palladium currently held by the Debtors on behalf of the Core Fund does not constitute property of the Debtors or its Chapter 11 estate and for a judgment that such assets be immediately returned to the Core Fund. The Debtors have not yet filed an answer to the complaint. Other motions are pending which would change the legal status of the bankruptcy, and the parties have engaged in negotiations regarding settlement. The Funds cannot predict when or how these matters will be resolved.

Due to the above factors, the Core Fund implemented its fair valuation procedures with respect to the impacted investments as of October 13, 2005. The implementation of the fair valuation process did not have a significant impact on the Core Fund but there continues to be a high degree of uncertainty with these investment positions.

6.	ILLIQUID SECURITIES

The Funds may invest up to 5% of its net assets in securities for which there is no readily available market (“illiquid securities”). The 5% limitation includes securities whose disposition would be subject to legal restrictions (“restricted securities”). Illiquid and restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a Fund being unable to realize a favorable price upon disposition of such securities and in some cases might make disposition of such securities at the time desired by the Fund impossible.

7.	LENDING PORTFOLIO SECURITIES
In order to generate additional income, each Fund may lend portfolio securities constituting up to 30% of its total assets to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such

The Leuthold Funds

securities, and the Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the lending Fund or the borrower. The lending Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The lending Fund does not have the right to vote securities on loan,but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned will be computed each day and additional collateral be furnished each day if required.

As of March 31, 2006, the value of securities loaned and collateral held were as follows:

	MarketValue
	of Securities
	Loaned	Collateral
Leuthold Core Investment Fund	$482,306,787	$495,222,230

The Leuthold Funds

ADDITIONAL INFORMATION

SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS (UNAUDITED)

The Leuthold Core Investment Fund designates $4,636,028 (94%) of ordinary income and short term capital gain distributions paid during the fiscal year ended September 30, 2005 as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Leuthold Core Investment Fund designates $22,253,807 (82%) of total distributions paid during the fiscal year ended September 30, 2005 as net capital gain distributions eligible for long-term capital gain rates for individual shareholders.

For the fiscal year ended September 30,2005,certain dividends paid by the Leuthold Core Investment Fund may be subject to a maximum tax rate of 15% (“qualified dividend income”), as provided for by Internal Revenue Code Section 1(h). The Fund intends to designate the maximum eligible amount of its distributions as qualified dividend income. The Fund has received qualified dividend income from its investments of $6,783,130. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

INVESTMENT ADVISORY AGREEMENT  DISCLOSURE

On November 7, 2005, the Board of Directors of Leuthold Funds, Inc. approved the continuation of each of the investment advisory agreements with Leuthold Weeden Capital Management. Prior to approving the continuation of the agreement,the Board considered:
•	the nature,extent and quality of the services to be provided by Leuthold Weeden Capital Management;
•	the investment strategies and performance history of Leuthold Weeden Capital Management;
•	the cost of the services to be provided and profits to be realized by Leuthold Weeden Capital Management, from its relationship with the Funds;
•	the extent to which economies of scale would be realized as the Funds grew and whether fee levels reflect any such economies of scale;
•	the expense ratios of the Funds;and
•	the manner in which portfolio transactions for the Funds would be conducted,including the use of soft dollars.
In considering the nature, extent and quality of the services provided by Leuthold Weeden Capital Management, the Board considered the Adviser’s quality of investment management provided to the Funds, the Adviser’s management history and the Adviser’s ability to attract investors for the Funds. The Board concluded that the continuation of the existing investment advisory agreements was in the best interest of the Funds’ shareholders.

The Board considered the presentation from the Adviser on the investment strategies for the Funds and reviewed the investment performance of the Funds compared with those of the Funds’peer groups and relevant benchmarks. The Board concluded that the performance of the Funds was satisfactory in comparison to performance of similar funds.

The Board considered the cost of services to be provided by the Adviser, including reports provided by the Funds’ administrator comparing the Funds’ investment advisory fees to those of other comparable mutual funds. The Board concluded that the investment advisory fees were within the range of the industry averages.

The Leuthold Funds

The Board considered the extent to which economies of scale would be realized as the Funds grow, including a consideration of breakpoints in the investment advisory agreement fee schedule. The Board concluded that the existing fee schedule was acceptable.

The Board compared the Funds’ expense ratios to those of other comparable mutual funds. After review,the Board concluded that the expense ratios of the Funds were within the range of comparable mutual funds.

The Board reviewed reports discussing the manner in which portfolio transactions for the Funds were conducted, including the use of soft dollars. Based on these reports, the Board concluded that the research and services obtained by Leuthold Weeden Capital Management, were beneficial to the Funds and that Leuthold Weeden Capital Management,had executed the Funds’portfolio transactions in a manner designed to obtain best execution for the Funds.

AVAILABILITY OF PROXY VOTING INFORMATION

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 273-6886 or by accessing the Funds’website at www.leutholdfunds.com and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling toll-free at (800) 273-6886 or on the SEC’s website at www.sec.gov.

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The Leuthold Funds

InvestmentAdviser:
Leuthold Weeden Capital Management, Minnesota

Administrator, TransferAgent, Dividend Paying Agent, Shareholder Servicing Agent:
U.S.Bancorp Fund Services,LLC, Wisconsin

Custodian:
U.S.Bank,N.A.,Ohio

Counsel:
Foley & Lardner,LLP, Wisconsin

Independent Registered PublicAccounting Firm:
Ernst & Young LLP, Minnesota

The Funds are required to file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-800-273-6886. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330);(ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

Semi-Annual Report
March 31, 2006

The Leuthold Funds

Leuthold Core Investment Fund
Leuthold Select Industries Fund
Grizzly Short Fund

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Incorporate by reference to previous Form N-CSR filing filed December 9, 2005.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leuthold Funds, Inc.

By (Signature and Title)* /s/ Steven C. Leuthold
Steven C. Leuthold, President

Date 6/8/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven C. Leuthold
Steven C. Leuthold, President

Date  6/8/06

By (Signature and Title)*  /s/ David R. Cragg
David R. Cragg, Treasurer

Date 6/7/06

* Print the name and title of each signing officer under his or her signature.